Leases (Tables)	12 Months Ended
Dec. 31, 2023
Texts Block [Abstract]
Summary of Right-of-use Assets

Right‑of‑use assets related to leased properties that do not meet the definition of investment property are presented as property, plant and equipment.

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2022	112	6	118
Depreciation	(36)	(8)	(44)
Additions	35	37	72
Acquisition through business combination	35	—	35
Derecognition	(6)	—	(6)
Effects of movement in exchange rates	(2)	(2)	(4)
Balance at December 31, 2022	138	33	171

	Property	Motor vehicles	Total
(in $ millions)	$	$	$
Balance at January 1, 2023	138	33	171
Depreciation	(26)	(15)	(41)
Additions	11	7	18
Derecognition	(3)	—	(3)
Effects of movement in exchange rates	(1)	(1)	(2)
Balance at December 31, 2023	119	24	143

b)
Amounts recognized in profit or loss

	2023	2022
(in $ millions)	$	$
Interest on lease liabilities	13	13

Income from sub-leasing right-of-use assets, expenses relating to short-term leases and leases of low-value assets, and expenses relating to variable lease payments not included in the measurement of lease liabilities were not material to the Group for the years ended 31 December 2023 and 2022.

c)
Amounts recognized in statement of cash flows

	2023	2022
(in $ millions)	$	$
Total cash outflow for leases	39	35

Summary of As a Lessor

	2023	2022
(in $ millions)	$	$
Not later than one year	64	84
Later than one year and not later than five years	42	11